Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Changes in Carrying Amount of Goodwill

The table below summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Buy		Watch		Expositions		Total
Balance December 31, 2010	$2,990	$	3,546	$	560	$	7,096
Acquisitions, divestitures and other adjustments	123		—		—		123
Effect of foreign currency translation	(58)		(6)		—		(64)
Balance December 31, 2011	$3,055	$	3,540	$	560	$	7,155
Acquisitions, divestitures and other adjustments	14		117		5		136
Effect of foreign currency translation	57		4		—		61
Balance December 31, 2012	$3,126	$	3,661	$	565	$	7,352
Cumulative Impairments	$—	$	376	$	2	$	378

Other Intangible Assets

Other Intangible Assets

(IN MILLIONS)	Gross Amounts				Accumulated Amortization
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
Indefinite-lived intangibles:
Trade names and trademarks	$1,921	$	1,921	$	—	$	—
Amortized intangibles:
Trade names and trademarks	$128	$	113	$	(46)	$	(37)
Customer-related intangibles	2,882		2,823		(886)		(747)
Covenants-not-to-compete	36		32		(25)		(22)
Computer software	1,316		1,089		(804)		(648)
Patents and other	90		83		(57)		(46)
Total	$4,452	$	4,140	$	(1,818)	$	(1,500)

Summary of Estimated Future Amortization Expense from Continuing Operations

Future amortization expense from continuing operations is estimated to be as follows:

(IN MILLIONS)
For the year ending December 31:
2013	$310
2014	283
2015	250
2016	175
2017	146
Thereafter	1,312
Total	$2,476